Deferred income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred income taxes [Abstract]
Deferred tax assets	$ 0	$ 0
Deferred tax position	0
Money Market Funds and Marketable Securities [Member]
Deferred income taxes [Abstract]
Deferred tax assets	200	1,100
Deferred tax liability	200	1,100
Unused Tax Losses [Member]
Deferred income taxes [Abstract]
Deferred tax assets	$ 179,700	$ 102,800